Significant Accounting Policies - Average Service Lives and Depreciation and Amortization Rates (Details)	12 Months Ended
Dec. 31, 2023
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, intangible assets	11 years
Annual average rate of amortization, intangible assets	6.00%
Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of amortization, intangible assets	0.08%
Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of amortization, intangible assets	0.10%
Transmission [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	57 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Transmission [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Transmission [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.03%
Distribution [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	49 years
Annual average rate of depreciation and amortization, property, plant and equipment	2.00%
Distribution [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Distribution [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.08%
Communication [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	17 years
Annual average rate of depreciation and amortization, property, plant and equipment	6.00%
Communication [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Communication [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.11%
Administration and Service [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Average service life, property, plant and equipment	25 years
Annual average rate of depreciation and amortization, property, plant and equipment	4.00%
Administration and Service [Member] | Minimum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.01%
Administration and Service [Member] | Maximum [Member]
Property Plant And Equipment Estimated Useful Lives [Line Items]
Annual rate of depreciation and amortization, property, plant and equipment	0.20%